CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interest	Total
BALANCE at Dec. 31, 2018	$ 302,000	$ 115,187,000	$ 21,128,000	$ (9,000)	$ 30,105,000	$ 166,713,000
BALANCE, shares at Dec. 31, 2018	75,507,300
Shares issued for equity compensation plan (restated)	$ 0	600,000	0	0	0	600,000
Shares issued for equity compensation plan (restated), shares	0
Shares issued on acquisition of subsidiaries	$ 18,000	5,224,000				5,242,000
Shares issued on acquisition of subsidiaries, shares	4,519,347
Equity component of the 2018 Notes		(3,480,000)				(3,480,000)
Realization of foreign currency translation loss relating to disposal of a subsidiary	$ 0	0	2,000	(2,000)	0	0
Disposal of interest in a subsidiary	0	(588,000)	588,000	0	(12,252,000)	(12,252,000)
Net loss	0	0	(19,402,000)	0	(17,657,000)	(37,059,000)
Foreign currency translation adjustment	0	0	0	1,000	0	1,000
BALANCE at Dec. 31, 2019	$ 320,000	116,943,000	2,316,000	(10,000)	196,000	119,765,000
BALANCE, shares at Dec. 31, 2019	80,026,647
Shares issued for equity compensation plan (restated)	$ 1,000	679,000				680,000
Shares issued for equity compensation plan (restated), shares	80,000
Shares issued on acquisition of subsidiaries	$ 66,000	14,595,000				14,661,000
Shares issued on acquisition of subsidiaries, shares	16,551,581
Shares issued on financing	$ 18,000	3,582,000				3,600,000
Shares issued on financing, shares	4,500,000
Equity component of the 2018 Notes		31,000				31,000
Realization of foreign currency translation loss relating to disposal of a subsidiary			(1,000)	1,000
Disposal of interest in a subsidiary		(483,000)	483,000		$ (196,000)	(196,000)
Net loss			(67,918,000)			(67,918,000)
Foreign currency translation adjustment				4,000		4,000
BALANCE at Dec. 31, 2020	$ 405,000	135,347,000	(65,120,000)	(5,000)		70,627,000
BALANCE, shares at Dec. 31, 2020	101,158,228
Shares issued for equity compensation plan (restated)	$ 1,000	262,000				$ 263,000
Shares issued on exercise of Warrants, shares	439,770					439,770
Equity component of the 2018 Notes		34,000				$ 34,000
Net loss			(8,413,000)			(8,413,000)
Foreign currency translation adjustment				13,000		13,000
BALANCE at Dec. 31, 2021	$ 406,000	$ 135,643,000	$ (73,533,000)	$ 8,000		$ 62,524,000
BALANCE, shares at Dec. 31, 2021	101,597,998